Form N-1A Supplement	Nov. 07, 2025
Easterly Income Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 7, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) of the Fund each dated April 1, 2025, as supplemented

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and SAI.

The Board of Trustees of the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”) has approved changes to reduce the annual expense limitation for Class A from 1.73% to 1.53%, reduce the annual expense limitation for Class C from 2.48% to 2.28% and reduce the annual expense limitation for Class I from 1.48% to 1.28%. Effective November 1, 2025, the section titled “Fees and Expenses of the Fund:” beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Effective November1, 2025, the corresponding information in the section titled “Investment Adviser” beginning on page 18 of the Prospectus and in the section titled “Management and Other Services” beginning on page 44 of the SAI is deleted in its entirety and replaced with the following:

The Fund is responsible for its own operating expenses. Easterly has contractually agreed, at least through December 31, 2026, to waive all or a portion of its advisory fee and/or pay expenses to the extent necessary to ensure that Annual Fund Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, such as litigation and proxy-related expenses, and Acquired Fund Fees and Expenses) will not exceed the percentage indicated in the table below for the Fund’s average daily net assets. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly or Easterly Funds LLC (as the Fund’s prior investment adviser) paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. This agreement may not be modified or terminated during its term. This agreement will terminate automatically if the Fund’s respective Investment Advisory Agreement with Easterly is terminated.

Class A	Class C	Class I	Class R6
1.53%	2.28%	1.28%	0.89%

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI each dated April 1, 2025, as supplemented.

Please retain this Supplement for future reference.